Income Taxes - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Tax Credit Carryforward, Amount	$ 251.6
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0.4
Estimate unrecognized tax benefits decrease resulting from prior period tax positions	(1.5)
CANADA
Tax Credit Carryforward, Amount	359.6
SPAIN
Tax Credit Carryforward, Amount	$ 96.1
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 95.1